Average Annual Total Returns	12 Months Ended	21 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	5.87%	[1],[2]
ICE BofA 1-3 Year BBB U.S. Corporate Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	6.25%	[1]
ICE BofA 1-3 Year U.S. Corporate Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	6.25%	[2]
Obra Opportunistic Structured Products ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.49%	8.13%	[1]
Performance Inception Date		Apr. 09, 2024
Obra Opportunistic Structured Products ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.59%	5.08%	[1]
Obra Opportunistic Structured Products ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	4.89%	[1]
Obra High Grade Structured Products ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.49%	8.13%	[2]
Performance Inception Date		Apr. 09, 2024
Obra High Grade Structured Products ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.59%	5.08%	[2]
Obra High Grade Structured Products ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	4.89%	[2]

[1]	The Fund commenced operations on April 9, 2024.
[2]	The Fund commenced operations on April 9, 2024.